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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-65822


                      	Pioneer Real Estate Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Real Estate Shares
           SCHEDULE OF INVESTMENTS 3/31/06 (unaudited)


Shares                                                        Value
           Common Stocks - 97.8 %
           Consumer Services - 5.3 %
           Hotels, Resorts & Cruise Lines - 5.3 %
160,000    Hilton Hotels Corp. (b)                        $   4,073,600
112,000    Starwood Hotels & Resorts *                    $   7,585,760
                                                          $  11,659,360
           Total Consumer Services                        $  11,659,360
           Real Estate - 92.4 %
           Real Estate Management & Development - 3.5 %
225,000    Brookfield Properties Corp.                    $   7,683,750
           Real Estate Investment Trust - 88.9 %
 75,000    AMB Property Corp.                                 4,070,250
 46,300    Apartment Investment & Management Co.              2,171,470
173,000    Archstone Communities Trust                        8,437,210
 99,000    AvalonBay Communities, Inc.                       10,800,900
 58,300    BioMed Property Trust, Inc.                        1,728,012
124,500    Boston Properties, Inc.                           11,609,625
127,650    Brandywine Realty Trust                            4,054,164
 81,000    Camden Property Trust                              5,836,050
 14,500    Carramerica Realty Corp.                             646,845
 49,000    Corporate Office Properties                        2,241,260
135,500    Developers Diversifies Realty Corp.                7,418,625
 62,000    Duke Realty Investments, Inc.                      2,352,900
 14,000    Equity Lifestyle Properties, Inc.                    696,500
 87,000    Equity Office Properties Trust                     2,921,460
215,000    Equity Residential Property Trust                 10,059,850
 41,100    Extra Space Storage Inc. *                           706,509
 68,000    Federal Realty Investment Trust                    5,113,600
 33,500    First Potomac Realty Trust                           946,375
126,000    General Growth Properties, Inc.                    6,157,620
 24,000    Healthcare Realty Trust, Inc.                        897,120
109,000    Highwoods Properties, Inc.                         3,676,570
 15,300    Home Properties, Inc. *                              781,830
 23,000    Hospitality Properties Trust                       1,004,410
340,000    Host Marriott Corp. (b)                            7,276,000
 50,000    iStar Financial, Inc.                              1,914,000
 47,000    Kilroy Realty Corp.                                3,631,220
112,000    Kimco Realty Corp. (b)                             4,551,680
 66,600    Kite Realty Group Trust                            1,062,270
155,000    Liberty Property Trust  (b)                        7,309,800
 14,900    Mack-Cali Realty Corp.                               715,200
 13,900    Mills Corp.                                          389,200
 52,600    Nationwide Health Properties, Inc. *               1,130,900
 64,000    Pan Pacific Retail Properties, Inc.                4,537,600
235,000    ProLogis Trust                                    12,572,500
 40,600    PS Business Parks, Inc.                            2,270,352
 86,100    Public Storage, Inc.                               6,993,903
 68,000    Regency Centers Corp.                              4,568,920
 29,000    Shurgard Storage Centers, Inc.                     1,932,270
178,000    Simon DeBartolo Group, Inc.  (b)                  14,976,920
 58,000    Spirit Finance Corp.                                 707,600
 41,200    Strategic Hotels & Resorts, Inc. *                   959,136
114,500    Taubman Centers, Inc.                              4,771,215
 37,000    The Macerich Co.                                   2,736,150
159,000    Trizec Properties, Inc.                            4,091,070
100,000    United Dominion Realty Trust                       2,854,000
 75,000    Vornado Realty Trust  (b)                          7,200,000
                                                          $ 193,481,061
           Total Real Estate                              $ 201,164,811
           TOTAL COMMON STOCKS
           (Cost   $124,764,762)                          $ 212,824,171
Principal
Amount                                                     Value
           TEMPORARY CASH INVESTMENTS - 2.5 %
           Repurchase Agreement - 2.5 %
5,500,000  UBS Warburg, Inc., 4.45%, dated 3/31/06, repurc$   5,500,000
           Security Lending Collateral - 7.2%
           Securities Lending Investment Fund, 4.46%      $  15,783,338
           TOTAL TEMPORARY CASH INVESTMENTS - 2.5 %
           (Cost   $21,283,338)                           $  21,283,338
           TOTAL INVESTMENTS IN SECURITIES - 107.4%
           (Cost  $146,048,100)                           $ 234,107,509
           OTHER ASSETS AND LIABILITIES - (7.4)%          $       (16,121,697)
           TOTAL NET ASSETS - 100.0%                      $ 217,985,812

   (a) At March 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $146,048,100 was as follows:

           Aggregate gross unrealized gain for all investm$         88,418,606

           Aggregate gross unrealized loss for all investme   (359,197)
           Net unrealized gain                            $ 88,059,409



  (b)      At March 31, 2006, the following securities were out on loan:
Shares                        Security                        Value
17,445     Hilton Hotels Corp.                            $    444,150
323,000    Host Marriott Corp.                               6,912,200
89,450     Kimco Realty Corp.                                3,635,248
147,250    Liberty Property Trust                            6,944,310
52,001     Simon DeBartolo Group, Inc.                       4,375,364
   750     Vornado Realty Trust                                 72,000
           Total                                          $ 22,383,272



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Real Estate Shares

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 26, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 26, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 26, 2006

* Print the name and title of each signing officer under his or her signature.